SUPPLEMENT DATED AUGUST 30, 1999
            TO THE PROSPECTUS DATED MAY 1, 1999 FOR PARK AVENUE LIFE

    THIS SUPPLEMENT APPLIES ONLY TO POLICIES ISSUED IN THE STATE OF NEW YORK

      The following supplemental information should be read in conjunction with the Prospectus dated May 1, 1999 for the Variable Whole Life Insurance Policy with Modified Scheduled Premium issued by The Guardian Insurance & Annuity Company, Inc. ("GIAC") through The Guardian Separate Account K and marketed under the name "Park Avenue Life". The information contained in this supplement is applicable only to policies issued in the state of New York and supersedes certain information contained in the prospectus.

YOU HAVE THE RIGHT TO CANCEL THIS POLICY BY RETURNING IT WITH A WRITTEN CANCELLATION NOTICE TO EITHER OUR EXECUTIVE OFFICE OR THE AGENT FROM WHOM YOU BOUGHT THE POLICY. IF YOU CHOOSE TO EXERCISE THIS RIGHT YOU MUST DO SO WITHIN THE LATER OF: (A) 10 DAYS OF RECEIVING YOUR POLICY, OR (B) 45 DAYS OF SIGNING
PART 1 OF YOUR COMPLETED POLICY APPLICATION.

YOU ALSO HAVE THE RIGHT DURING THE FIRST 24 POLICY MONTHS, TO EXCHANGE YOUR POLICY FOR A FIXED-BENEFIT WHOLE LIFE POLICY ISSUED BY US OR ONE OF OUR AFFILIATES. PLEASE SEE THE SECTION OF YOUR PROSPECTUS ENTITLED "FIXED-BENEFIT INSURANCE DURING THE FIRST 24 MONTHS" FOR A FULL DESCRIPTION OF THIS BENEFIT.

Unless specifically addressed herein, all terms and provisions of the Prospectus shall continue in full force and effect.

                                        I

Deductions and Charges
Monthly deductions from the policy account value

Policy and administration charges

Policy charge: For the first three policy years, you pay a policy charge of $10 per month. After three years the charge is currently $4 per month and is guaranteed never to exceed $4 per month.

                                       II

Transaction Deductions from the Policy account value

Surrender Charge

This charge is a flat rate for every $1,000 of your policy's face amount. The rate declines each year until it is zero after 12 years, and varies from $5.37 to $49.81 per $1,000, depending on the insured's age when the policy started, sex and premium class. The surrender charge compensates us for administrative and sales-related expenses. Surrender charges for specific ages, sex and premium classes are set out in Appendix B to this Supplement

                                       III

Deduction from the Separate Account

Income Tax Charge

We have the right to charge the Separate Account, the account through which we invest your premiums in the variable investment option, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or for any other tax-related charges associated with the Separate Account or the policies. We don't currently charge for taxes attributable to the Separate Account. We will obtain prior approval from the Superintendent of Insurance for New York State before we make such deductions.

                                       IV

Premiums

Reinstating your policy

If your policy has lapsed (and you have not surrendered it for its net cash surrender value) you may reinstate it up to five years after you defaulted. To reinstate your policy:

o We must receive your request for reinstatement in writing at our executive office

o     The insured must be alive

o     You must show that the insured meets our insurance requirements

o You must repay any outstanding policy debt with interest. Interest will be compounded annually, at the rate that is in effect when you make your request

o You must pay us all overdue premiums for any additional benefit riders with 6% interest compounded annually, plus the greater of :

      (i)   all overdue policy premiums with 6% interest compounded annually, or

      (ii) 110% of any increase in cash surrender value of your policy due to your policy's reinstatement.

                                        V

Special features of your policy

Policy loans

Interest on your policy loan

We charge interest at an annual rate of 8% on all outstanding policy debt, payable in arrears, until either the 20th anniversary of your policy or the insured's attained age 65, whichever is later. After this point the annual rate falls to 5% for existing and new policy loans. Interest accrues daily and is due on each policy anniversary. If you do not pay the interest on your loan when it is due, we will transfer the interest that you owe first proportionately from your policy account value in the variable investment options, and if this is insufficient, from the fixed-rate option, into our Loan Collateral Account, and add that interest to your policy debt.

During the period when policy loans bear interest at an annual rate of 8%, any amounts in the Loan Collateral Account earn interest at a minimum annual rate of 6%. During the period when policy loans bear interest at an annual rate of 5%, any amounts in the Loan Collateral Account earn interest at a minimum annual rate of 4%. Although this means that you are effectively paying a maximum of 2% interest on your policy loans, you are expected to pay the loan interest charged when it is due.

Policy proceeds

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under Death benefit options, and is payable when we receive proof that the insured has died while the policy was in effect. It will include:

o     the death proceeds based on the death benefit option you have chosen, plus

o any policy premium assessments paid for coverage beyond the monthly date after the insured's death, plus

o the proceeds of any coverage you have added to your policy through riders, minus

o     any outstanding policy debt.

If your policy premium is overdue and the insured dies during the grace period, we will calculate the death benefit as though the premium had been paid when due and then deduct the amount that covered the period up to the policy month of the insured's death.

If the person insured has reached attained age 100, the death proceeds will be the policy account value minus any policy debt as of the date of death.

The death proceeds paid to the beneficiaries may also be adjusted if:

o     the age or sex listed on the policy application is incorrect

o the insured commits suicide within two years of the policy issue date, or the date a change in the death benefit from Option 1 to Option 2 (but only for any increase in the death benefit over your policy's face amount that was a result of the change) takes effect

o     there are limits imposed by riders to the policy.

The amount of all other transactions will be calculated at the end of the business day on which we receive the necessary instructions, information or documentation at our executive office.

If the proceeds are being taken from your policy account value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. However, we may delay any transfers, loans or other payments made from the variable investment options when:

o the New York Stock Exchange is closed, except for weekends or holidays, or when trading has been restricted, or

o the Securities and Exchange Commission determines that a state of emergency exists, making policy transactions impracticable.

We will pay interest on the death proceeds from the variable investment options, from the date of the insured's death until the proceeds are paid, either in a lump sum or through a payment option.

If the proceeds are from your policy account value in the fixed-rate option, they will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest in accordance with and at the rate required by Section 3227 of the New York Insurance Laws on payments out of the fixed-rate option that we delay for 10 days or more. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See Transfers from the fixed-rate option.

Requests for transfers, loans, or any other payment out of the fixed-rate option will normally be paid promptly once we have received the necessary information. However, we may delay any transfers, loans or other payments made from the fixed-rate option for up to six months from the date of your request. If we do this, we will pay interest at the rate required by Section 3227 of the New York Insurance Laws.

                                       VI

The Separate Account

GIAC and Separate Account K are subject to the insurance laws of every jurisdiction in which Park Avenue Life is delivered, including the insurance laws of the state of New York.

  This Supplement should be retained with your Prospectus for future reference

--------------------------------------------------------------------------------
      APPENDIX A
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES,
NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

      The following tables illustrate how the policies operate. Specifically, they show how the death benefit, net cash surrender value and policy account value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on policies with face amounts of $250,000 for a male insured at Age 40 and shown in the preferred plus classification and also in the preferred classification. Values are first given based on current charges and then based on the policy's higher guaranteed charges. In addition, each illustration is given first for a policy with an Option 1 death benefit and then for a policy with an Option 2 death benefit. These illustrations may assist in the comparison of death benefits, net cash surrender values and policy account values for Park Avenue Life policies with those under other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing a Park Avenue Life policy, particularly if the decision to replace existing coverage is based solely on a comparison of policy illustrations.

      Death benefits, net cash surrender values and policy account values will be different from the amounts shown if: (1) the actual gross rates of return average 0%, 6% or 12%, but vary above and below the average over the period; and
(2) policy premiums are paid at other than annual intervals, or if Unscheduled Payments are made. Benefits and values will also be affected by the policyowner's allocation of the unloaned policy account value among the variable investment options and the fixed-rate option. if the actual gross rate of return for all options averages 0%, 6% or 12%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy's performance. Policy loans and other policy transactions, such as skipping policy premiums and partial withdrawals, will also affect results, as will the insured's sex, smoker status and premium class.

      Death benefits, net cash surrender values and policy account values shown in the tables reflect the fact that: (1) deductions have been made from annual policy premiums for policy premium assessments and premium charges; and (2) monthly deductions are deducted from the policy account value on each monthly date. The net cash surrender values shown in the tables reflect the fact that a surrender charge is deducted upon surrender, face amount reduction or lapse during the first 12 policy years. The death benefits, net cash surrender values and policy account values also reflect a daily charge assessed against the separate account for mortality and expense risks equivalent to an annual charge of .60% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Separate Account attributable to the policies. See "Deductions and charges." The amounts shown in the illustrations also reflect an average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.81% of the average daily net assets of such funds.

      The average is based upon actual expenses incurred during 1998 for all funds, without regard for reimbursements made by the funds for previous years' expense payments. The operating expenses for the MFS Bond Series were capped at 0.40% of the average daily net assets of the series pursuant to agreement with the adviser.

      The operating expense figures used for the Fidelity VIP III Growth Opportunities, Fidelity VIP Equity-Income and Fidelity VIP High Income Portfolios reflect the effects of expense reduction arrangements with third parties which occurred during the year ended December 31, 1998. The operating expense figures used for the Fidelity VIP II Index 500 Portfolio reflect the effects of expense reimbursement of certain fund expenses which occurred during the year ended December 31, 1998.

      In the absence of these arrangements, operating expenses of the various funds, and the average investment adviser fees and expenses used in the following illustrations would have been higher. For an explanation of the expenses see the accompanying fund prospectuses.

      Taking account of the charges for mortality and expense risks in the Separate Account and the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.41%, 4.56% and 10.52%, respectively, based on GIAC's current charge for mortality and expense risks, and -1.70%, 4.24% and 10.19%, respectively, based on GIAC's guaranteed maximum charge for mortality and expense risks. See "Net investment factor."


------------------------
116  P R O S P E C T U S                         P A R K   A V E N U E   L I F E
------------------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

      The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash surrender values and policy account values illustrated. See "GIAC's Taxes."

      The fourth column of each table shows the amount which would accumulate if an amount equal to the annual policy premium was invested to earn interest, after taxes, of 5% per year, compounded annually. There can be no assurance that a prospective policyowner would be able to earn this return. During the guaranteed premium period, the annual policy premium is $2,532.50 for the preferred plus policy illustrated and $3,045 for the preferred policy illustrated.

      GIAC will furnish upon request an illustration reflecting the proposed insured's Age, sex, premium class and the face amount or basic scheduled premium requested, but a premium-based illustration must reflect GIAC's current minimum face amount requirement for Park Avenue Life -- which is $100,000.

      These illustrations will refer to "net outlay" as the cash flow into or out of the policy. It is equal to the sum of all Policy Premiums and accrued loan interest paid in cash and reduced by the proceeds of any policy loan or partial withdrawal received in cash.

      From time to time, advertisements or sales literature for Park Avenue Life may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with average annual total return of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables, and examples. Any such information is intended to show the policy's investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

      GIAC began to offer Park Avenue Life on December 10, 1997. As such the policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates (See The variable investment options - "Investment Performance of the Funds"). The result for any period prior to the policies' being offered would be calculated as if the policies had been offered during that period of time, with all charges assumed to be those applicable to the policies. Thus the illustrations will reflect deductions for each fund's expenses, as well as the Separate Account's charge for mortality and expense risks, and the charges deducted from premiums, monthly deductions, and any transaction deductions associated with the policy in question.


                                                        ------------------------
A P P E N D I C E S                                     P R O S P E C T U S  117
                                                        ------------------------

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                              Assuming Current                Assuming Current               Assuming Current
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
  1        40      2,533       2,659      1,681         0     250,000    1,801          0    250,000     1,921          0    250,000
  2        41      2,533       5,451      3,324         0     250,000    3,668          0    250,000     4,028        140    250,000
  3        42      2,533       8,383      4,929     1,396     250,000    5,606      2,074    250,000     6,342      2,809    250,000
  4        43      2,533      11,461      6,561     3,381     250,000    7,685      4,505    250,000     8,955      5,775    250,000
  5        44      2,533      14,693      8,145     5,318     250,000    9,834      7,006    250,000    11,818      8,990    250,000
  6        45      2,533      18,087      9,684     7,212     250,000   12,058      9,585    250,000    14,961     12,488    250,000
  7        46      2,533      21,651     11,153     9,033     250,000   14,335     12,215    250,000    18,388     16,268    250,000
  8        47      2,533      25,392     12,548    10,780     250,000   16,664     14,897    250,000    22,127     20,359    250,000
  9        48      2,533      29,321     13,887    12,475     250,000   19,066     17,653    250,000    26,228     24,816    250,000
 10        49      2,533      33,446     15,177    14,117     250,000   21,549     20,489    250,000    30,740     29,680    250,000
 15        54      2,533      57,380     20,472    20,472     250,000   34,913     34,913    250,000    60,805     60,805    250,000
 20        59      2,533      87,927     23,529    23,529     250,000   49,906     49,906    250,000   109,558    109,558    250,000
 25        64      2,533     126,912     23,877    23,877     250,000   66,679     66,679    250,000   189,650    189,650    322,781
 30        69      2,533     176,669     19,808    19,808     250,000   84,677     84,677    250,000   316,796    316,796    479,478

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $16,644, ASSUMING THE 0% RETURN; $6,696, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed            Assuming Guaranteed            Assuming Guaranteed
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      2,533       2,659       1,675        0     250,000    1,795          0    250,000     1,914         0     250,000
 2         41      2,533       5,451       3,079        0     250,000    3,414          0    250,000     3,764         0     250,000
 3         42      2,533       8,383       4,417      885     250,000    5,061      1,529    250,000     5,762      2,230    250,000
 4         43      2,533      11,461       5,759    2,579     250,000    6,806      3,626    250,000     7,993      4,813    250,000
 5         44      2,533      14,693       7,030    4,202     250,000    8,576      5,749    250,000    10,404      7,576    250,000
 6         45      2,533      18,087       8,222    5,750     250,000   10,366      7,894    250,000    13,005     10,533    250,000
 7         46      2,533      21,651       9,336    7,216     250,000   12,174     10,054    250,000    15,816     13,696    250,000
 8         47      2,533      25,392      10,366    8,598     250,000   13,995     12,228    250,000    18,854     17,086    250,000
 9         48      2,533      29,321      11,308    9,896     250,000   15,826     14,414    250,000    22,139     20,726    250,000
10         49      2,533      33,446      12,157   11,097     250,000   17,661     16,601    250,000    25,691     24,631    250,000
15         54      2,533      57,380      15,087   15,087     250,000   27,002     27,002    250,000    48,811     48,811    250,000
20         59      2,533      87,927      13,995   13,995     250,000   34,777     34,777    250,000    83,654     83,654    250,000
25         64      2,533     126,912       5,822    5,822     250,000   37,547     37,547    250,000   137,495    137,495    250,000
30         69      2,533     176,669     -15,284        0     250,000   28,326     28,326    250,000   221,145    221,145    334,709

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM AT ATTAINED AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,350, ASSUMING THE 6% RETURN; AND $2,533 ASSUMING THE 12% RETURN.

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

                                              Assuming Current                Assuming Current               Assuming Current
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      2,533       2,659      1,681         0     250,000    1,801          0    250,000     1,921          0    250,000
 2         41      2,533       5,451      3,324         0     250,000    3,668          0    250,000     4,028        140    250,000
 3         42      2,533       8,383      4,929     1,396     250,000    5,606      2,074    250,000     6,342      2,809    250,000
 4         43      2,533      11,461      6,561     3,381     250,000    7,685      4,505    250,000     8,955      5,775    250,000
 5         44      2,533      14,693      8,145     5,318     250,000    9,834      7,006    250,000    11,818      8,990    250,000
 6         45      2,533      18,087      9,684     7,212     250,000   12,058      9,585    250,000    14,960     12,488    250,000
 7         46      2,533      21,651     11,153     9,033     250,000   14,335     12,215    250,000    18,386     16,266    250,018
 8         47      2,533      25,392     12,548    10,780     250,000   16,664     14,897    250,000    22,119     20,352    251,099
 9         48      2,533      29,321     13,887    12,475     250,000   19,066     17,653    250,000    26,212     24,800    252,435
10         49      2,533      33,446     15,177    14,117     250,000   21,549     20,489    250,000    30,709     29,649    254,054
15         54      2,533      57,380     20,472    20,472     250,000   34,913     34,913    250,000    60,469     60,469    267,839
20         59      2,533      87,927     23,529    23,529     250,000   49,906     49,906    250,000   107,777    107,777    296,119
25         64      2,533     126,912     23,877    23,877     250,000   66,679     66,679    250,000   183,915    183,915    349,375
30         69      2,533     176,669     19,808    19,808     250,000   84,677     84,677    250,000   306,760    306,760    464,289

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $16,644, ASSUMING THE 0% RETURN; $6,696, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.

               Male Issue Age 40, Preferred Plus Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed            Assuming Guaranteed            Assuming Guaranteed
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      2,533       2,659       1,675        0     250,000    1,795          0    250,000     1,914          0    250,000
 2         41      2,533       5,451       3,079        0     250,000    3,414          0    250,000     3,764          0    250,000
 3         42      2,533       8,383       4,417      885     250,000    5,061      1,529    250,000     5,762      2,230    250,000
 4         43      2,533      11,461       5,759    2,579     250,000    6,806      3,626    250,000     7,993      4,813    250,000
 5         44      2,533      14,693       7,030    4,202     250,000    8,576      5,749    250,000    10,404      7,576    250,000
 6         45      2,533      18,087       8,222    5,750     250,000   10,366      7,894    250,000    13,005     10,533    250,000
 7         46      2,533      21,651       9,336    7,216     250,000   12,174     10,054    250,000    15,816     13,696    250,000
 8         47      2,533      25,392      10,366    8,598     250,000   13,995     12,228    250,000    18,854     17,086    250,000
 9         48      2,533      29,321      11,308    9,896     250,000   15,826     14,414    250,000    22,139     20,726    250,000
10         49      2,533      33,446      12,157   11,097     250,000   17,661     16,601    250,000    25,690     24,630    250,000
15         54      2,533      57,380      15,087   15,087     250,000   27,002     27,002    250,000    48,688     48,688    254,951
20         59      2,533      87,927      13,995   13,995     250,000   34,777     34,777    250,000    82,583     82,583    268,817
25         64      2,533     126,912       5,822    5,822     250,000   37,547     37,547    250,000   132,102    132,102    349,375
30         69      2,533     176,669     -15,284        0     250,000   28,326     28,326    250,000   204,898    204,898    464,289

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS
CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $17,888, ASSUMING THE 0% RETURN; $15,350, ASSUMING THE 6% RETURN; AND $2,533, ASSUMING THE 12% RETURN.

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

        These values reflect CURRENT cost of insurance and other charges

                                              Assuming Current                Assuming Current               Assuming Current
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      3,045       3,197      2,040         0     250,000    2,185          0    250,000     2,329          0    250,000
 2         41      3,045       6,554      4,018         0     250,000    4,434          0    250,000     4,868        373    250,000
 3         42      3,045      10,079      5,934     1,849     250,000    6,752      2,667    250,000     7,640      3,555    250,000
 4         43      3,045      13,781      7,861     4,184     250,000    9,216      5,539    250,000    10,747      7,070    250,000
 5         44      3,045      17,667      9,672     6,404     250,000   11,702      8,435    250,000    14,091     10,823    250,000
 6         45      3,045      21,747     11,388     8,528     250,000   14,233     11,373    250,000    17,719     14,859    250,000
 7         46      3,045      26,032     13,029    10,576     250,000   16,831     14,378    250,000    21,684     19,231    250,000
 8         47      3,045      30,531     14,596    12,553     250,000   19,499     17,456    250,000    26,023     23,981    250,000
 9         48      3,045      35,255     16,091    14,456     250,000   22,242     20,607    250,000    30,780     29,145    250,000
10         49      3,045      40,215     17,521    16,296     250,000   25,072     23,847    250,000    36,009     34,784    250,000
15         54      3,045      68,992     23,316    23,316     250,000   40,309     40,309    250,000    71,000     71,000    250,000
20         59      3,045     105,720     25,576    25,576     250,000   56,566     56,566    250,000   127,558    127,558    250,000
25         64      3,045     152,595     23,345    23,345     250,000   73,562     73,562    250,000   218,094    218,094    371,192
30         69      3,045     212,422     15,100    15,100     250,000   91,153     91,153    250,000   359,044    359,044    543,421

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $7,264, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 1

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed            Assuming Guaranteed            Assuming Guaranteed
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      3,045       3,197      2,033         0     250,000    2,177          0    250,000     2,321          0    250,000
 2         41      3,045       6,554      3,898         0     250,000    4,309          0    250,000     4,738        243    250,000
 3         42      3,045      10,079      5,692     1,607     250,000    6,492      2,407    250,000     7,361      3,276    250,000
 4         43      3,045      13,781      7,483     3,806     250,000    8,797      5,120    250,000    10,284      6,607    250,000
 5         44      3,045      17,667      9,197     5,930     250,000   11,155      7,887    250,000    13,460     10,193    250,000
 6         45      3,045      21,747     10,828     7,968     250,000   13,558     10,698    250,000    16,908     14,048    250,000
 7         46      3,045      26,032     12,373     9,921     250,000   16,009     13,557    250,000    20,657     18,204    250,000
 8         47      3,045      30,531     13,831    11,789     250,000   18,505     16,463    250,000    24,733     22,690    250,000
 9         48      3,045      35,255     15,197    13,562     250,000   21,044     19,409    250,000    29,169     27,534    250,000
10         49      3,045      40,215     16,465    15,240     250,000   23,621     22,396    250,000    33,997     32,772    250,000
15         54      3,045      68,992     21,500    21,500     250,000   37,353     37,353    250,000    66,033     66,033    250,000
20         59      3,045     105,720     22,564    22,564     250,000   51,008     51,008    250,000   116,414    116,414    250,000
25         64      3,045     152,595     16,770    16,770     250,000   62,075     62,075    250,000   195,336    195,336    332,459
30         69      3,045     212,422     -1,521         0     250,000   65,752     65,752    250,000   311,363    311,363    471,255

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $11,061, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

        These values reflect CURRENT cost of insurance and other charges

                                              Assuming Current                Assuming Current               Assuming Current
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      3,045       3,197      2,040         0     250,000    2,184          0    250,000     2,329          0    250,000
 2         41      3,045       6,554      4,018         0     250,000    4,434          0    250,000     4,868        373    250,000
 3         42      3,045      10,079      5,933     1,848     250,000    6,751      2,666    250,000     7,639      3,554    250,000
 4         43      3,045      13,781      7,861     4,183     250,000    9,215      5,538    250,000    10,745      7,067    250,000
 5         44      3,045      17,667      9,671     6,404     250,000   11,701      8,434    250,000    14,086     10,818    250,000
 6         45      3,045      21,747     11,387     8,527     250,000   14,233     11,373    250,000    17,710     14,850    250,317
 7         46      3,045      26,032     13,028    10,576     250,000   16,830     14,377    250,000    21,665     19,213    251,395
 8         47      3,045      30,531     14,596    12,553     250,000   19,498     17,455    250,000    25,989     23,947    252,737
 9         48      3,045      35,255     16,091    14,456     250,000   22,241     20,606    250,000    30,722     29,087    254,380
10         49      3,045      40,215     17,521    16,296     250,000   25,071     23,846    250,000    35,916     34,691    256,356
15         54      3,045      68,992     23,316    23,316     250,000   40,307     40,307    250,000    70,312     70,312    272,887
20         59      3,045     105,720     25,575    25,575     250,000   56,564     56,564    250,000   124,143    124,143    306,253
25         64      3,045     152,595     23,345    23,345     250,000   73,559     73,559    250,000   209,676    209,676    368,209
30         69      3,045     212,422     15,099    15,099     250,000   91,150     91,150    250,000   345,777    345,777    523,342

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $7,264, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.

                 Male Issue Age 40, Preferred Underwriting Risk

                              $250,000 Face Amount

                             Death Benefit Option 2

       These values reflect GUARANTEED cost of insurance and other charges

                                             Assuming Guaranteed            Assuming Guaranteed            Assuming Guaranteed
                                         Charges and 0% Gross Return    Charges and 6% Gross Return    Charges and 12% Gross Return
                             Premiums    ---------------------------    ---------------------------    ----------------------------
                           Accumulated               Net                             Net                            Net
End of     Age                at 5%      Policy     Cash        Net     Policy      Cash       Net      Policy     Cash        Net
Policy  Beginning   Net      Interest   Account   Surrender    Death   Account   Surrender    Death    Account   Surrender    Death
Year     of Year   Outlay    Per Year    Value      Value     Benefit   Value      Value     Benefit    Value      Value     Benefit
----     -------   ------    --------    -----      -----     -------   -----      -----     -------    -----      -----     -------
 1         40      3,045       3,197      2,033         0     250,000    2,177          0    250,000     2,321          0    250,000
 2         41      3,045       6,554      3,898         0     250,000    4,309          0    250,000     4,737        242    250,000
 3         42      3,045      10,079      5,692     1,607     250,000    6,492      2,407    250,000     7,360      3,275    250,000
 4         43      3,045      13,781      7,483     3,806     250,000    8,797      5,119    250,000    10,282      6,605    250,000
 5         44      3,045      17,667      9,197     5,929     250,000   11,154      7,887    250,000    13,457     10,189    250,000
 6         45      3,045      21,747     10,827     7,967     250,000   13,558     10,698    250,000    16,902     14,042    250,000
 7         46      3,045      26,032     12,373     9,921     250,000   16,009     13,556    250,000    20,644     18,192    250,374
 8         47      3,045      30,531     13,831    11,788     250,000   18,504     16,462    250,000    24,710     22,667    251,457
 9         48      3,045      35,255     15,197    13,562     250,000   21,043     19,408    250,000    29,127     27,492    252,785
10         49      3,045      40,215     16,464    15,239     250,000   23,620     22,395    250,000    33,927     32,702    254,367
15         54      3,045      68,992     21,499    21,499     250,000   37,351     37,351    250,000    65,468     65,468    268,043
20         59      3,045     105,720     22,564    22,564     250,000   51,007     51,007    250,000   113,486    113,486    295,596
25         64      3,045     152,595     16,770    16,770     250,000   62,073     62,073    250,000   186,262    186,262    344,794
30         69      3,045     212,422     -1,521         0     250,000   65,750     65,750    250,000   296,565    296,565    448,858

IT IS EMPHASIZED THAT THE HYPOTHETICAL RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL RESULTS MAY BE HIGHER OR LOWER THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE ALLOCATIONS MADE BY A POLICYOWNER, THE FREQUENCY OF THE PREMIUM PAYMENTS CHOSEN BY A POLICYOWNER, THE INVESTMENT EXPERIENCE OF THE POLICY'S VARIABLE INVESTMENT OPTIONS, AND THE RATE OF INTEREST PAID ON AMOUNTS HELD IN THE FIXED-RATE OPTION. THE DEATH BENEFIT, POLICY ACCOUNT VALUE AND NET CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE AND BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOANS OR OTHER POLICY TRANSACTIONS WERE EFFECTED DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY GIAC OR THE MUTUAL FUNDS THAT THE ILLUSTRATED HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

THE RECALCULATED BASIC SCHEDULED PREMIUM (ROUNDED TO THE NEAREST DOLLAR) AT ATTAINED AGE 70 WOULD BE $13,675, ASSUMING THE 0% RETURN; $11,062, ASSUMING THE 6% RETURN; AND $3,045, ASSUMING THE 12% RETURN.

                                   APPENDIX B
         VARIABLE WHOLE LIFE INSURANCE WITH MODIFIED SCHEDULED PREMIUMS
                  FIRST YEAR SURRENDER CHARGE RATES PER $1,000

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                      MALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      8.09    7.42   6.74    6.07   5.39    4.72   4.05    3.37   2.70    2.02  1.35  0.67
   21      8.26    7.57   6.88    6.20   5.51    4.82   4.13    3.44   2.75    2.07  1.38  0.69
   22      8.43    7.73   7.03    6.32   5.62    4.92   4.22    3.51   2.81    2.11  1.41  0.70
   23      8.62    7.90   7.18    6.47   5.75    5.03   4.31    3.59   2.87    2.16  1.44  0.72
   24      8.80    8.07   7.33    6.60   5.87    5.13   4.40    3.67   2.93    2.20  1.47  0.73
   25      9.02    8.27   7.52    6.77   6.01    5.26   4.51    3.76   3.01    2.26  1.50  0.75
   26      9.33    8.55   7.78    7.00   6.22    5.44   4.67    3.89   3.11    2.33  1.56  0.78
   27      9.65    8.85   8.04    7.24   6.43    5.63   4.83    4.02   3.22    2.41  1.61  0.80
   28     10.05    9.21   8.38    7.54   6.70    5.86   5.03    4.19   3.35    2.51  1.68  0.84
   29     10.42    9.55   8.68    7.82   6.95    6.08   5.21    4.34   3.47    2.61  1.74  0.87
   30     10.86    9.96   9.05    8.15   7.24    6.34   5.43    4.53   3.62    2.72  1.81  0.91
   31     11.27   10.33   9.39    8.45   7.51    6.57   5.64    4.70   3.76    2.82  1.88  0.94
   32     11.77   10.79   9.81    8.83   7.85    6.87   5.89    4.90   3.92    2.94  1.96  0.98
   33     12.25   11.23  10.21    9.19   8.17    7.15   6.13    5.10   4.08    3.06  2.04  1.02
   34     12.88   11.81  10.73    9.66   8.59    7.51   6.44    5.37   4.29    3.22  2.15  1.07
   35     13.59   12.46  11.33   10.19   9.06    7.93   6.80    5.66   4.53    3.40  2.27  1.13
   36     14.20   13.02  11.83   10.65   9.47    8.28   7.10    5.92   4.73    3.55  2.37  1.18
   37     14.85   13.61  12.38   11.14   9.90    8.66   7.43    6.19   4.95    3.71  2.48  1.24
   38     15.52   14.23  12.93   11.64  10.35    9.05   7.76    6.47   5.17    3.88  2.59  1.29
   39     16.22   14.87  13.52   12.17  10.81    9.46   8.11    6.76   5.41    4.06  2.70  1.35
   40     16.96   15.55  14.13   12.72  11.31    9.89   8.48    7.07   5.65    4.24  2.83  1.41

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                      MALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     17.74   16.26  14.78   13.31  11.83   10.35   8.87    7.39   5.91    4.44  2.96  1.48
   42     18.58   17.03  15.48   13.94  12.39   10.84   9.29    7.74   6.19    4.65  3.10  1.55
   43     19.45   17.83  16.21   14.59  12.97   11.35   9.73    8.10   6.48    4.86  3.24  1.62
   44     20.39   18.69  16.99   15.29  13.59   11.89  10.20    8.50   6.80    5.10  3.40  1.70
   45     21.39   19.61  17.83   16.04  14.26   12.48  10.70    8.91   7.13    5.35  3.57  1.78
   46     22.57   20.69  18.81   16.93  15.05   13.17  11.29    9.40   7.52    5.64  3.76  1.88
   47     23.61   21.64  19.68   17.71  15.74   13.77  11.81    9.84   7.87    5.90  3.94  1.97
   48     24.95   22.87  20.79   18.71  16.63   14.55  12.48   10.40   8.32    6.24  4.16  2.08
   49     25.70   23.56  21.42   19.28  17.13   14.99  12.85   10.71   8.57    6.43  4.28  2.14
   50     26.47   24.26  22.06   19.85  17.65   15.44  13.24   11.03   8.82    6.62  4.41  2.21
   51     27.30   25.03  22.75   20.48  18.20   15.93  13.65   11.38   9.10    6.83  4.55  2.28
   52     28.19   25.84  23.49   21.14  18.79   16.44  14.10   11.75   9.40    7.05  4.70  2.35
   53     29.12   26.69  24.27   21.84  19.41   16.99  14.56   12.13   9.71    7.28  4.85  2.43
   54     30.13   27.62  25.11   22.60  20.09   17.58  15.07   12.55  10.04    7.53  5.02  2.51
   55     31.22   28.62  26.02   23.42  20.81   18.21  15.61   13.01  10.41    7.81  5.20  2.60
   56     32.36   29.66  26.97   24.27  21.57   18.88  16.18   13.48  10.79    8.09  5.39  2.70
   57     33.57   30.77  27.98   25.18  22.38   19.58  16.79   13.99  11.19    8.39  5.60  2.80
   58     34.87   31.96  29.06   26.15  23.25   20.34  17.44   14.53  11.62    8.72  5.81  2.91
   59     37.44   34.32  31.20   28.08  24.96   21.84  18.72   15.60  12.48    9.36  6.24  3.12
   60     38.98   35.73  32.48   29.24  25.99   22.74  19.49   16.24  12.99    9.75  6.50  3.25
   61     40.62   37.24  33.85   30.47  27.08   23.70  20.31   16.93  13.54   10.16  6.77  3.39
   62     42.40   38.87  35.33   31.80  28.27   24.73  21.20   17.67  14.13   10.60  7.07  3.53
   63     44.17   40.15  36.14   32.12  28.11   24.09  20.08   16.06  12.05    8.03  4.02  0.00
   64     46.03   41.43  36.82   32.22  27.62   23.02  18.41   13.81   9.21    4.60  0.00  0.00
   65     49.81   44.87  39.88   34.90  29.91   24.93  19.94   14.96   9.97    4.99  0.00  0.00
   66     49.81   45.66  41.51   37.36  32.42   27.02  21.61   16.21  10.81    5.40  0.00  0.00
   67     49.81   45.66  41.51   37.36  33.21   29.06  23.46   17.60  11.73    5.87  0.00  0.00
   68     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   69     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   70     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   71     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   80     49.43   45.31  41.19   37.07  32.95   28.83  24.72   20.60  16.48   12.36  8.24  4.12

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        MALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0      6.46    5.92   5.38    4.85   4.31    3.77   3.23    2.69   2.15    1.62  1.08  0.54
    1      6.30    5.78   5.25    4.73   4.20    3.68   3.15    2.63   2.10    1.58  1.05  0.53
    2      6.39    5.86   5.33    4.79   4.26    3.73   3.20    2.66   2.13    1.60  1.07  0.53
    3      6.49    5.95   5.41    4.87   4.33    3.79   3.25    2.70   2.16    1.62  1.08  0.54
    4      6.60    6.05   5.50    4.95   4.40    3.85   3.30    2.75   2.20    1.65  1.10  0.55
    5      6.70    6.14   5.58    5.03   4.47    3.91   3.35    2.79   2.23    1.68  1.12  0.56
    6      6.83    6.26   5.69    5.12   4.55    3.98   3.42    2.85   2.28    1.71  1.14  0.57
    7      6.95    6.37   5.79    5.21   4.63    4.05   3.48    2.90   2.32    1.74  1.16  0.58
    8      7.11    6.52   5.93    5.33   4.74    4.15   3.56    2.96   2.37    1.78  1.19  0.59
    9      7.25    6.65   6.04    5.44   4.83    4.23   3.63    3.02   2.42    1.81  1.21  0.60
   10      7.42    6.80   6.18    5.57   4.95    4.33   3.71    3.09   2.47    1.86  1.24  0.62
   11      7.58    6.95   6.32    5.69   5.05    4.42   3.79    3.16   2.53    1.90  1.26  0.63
   12      7.75    7.10   6.46    5.81   5.17    4.52   3.88    3.23   2.58    1.94  1.29  0.65
   13      7.95    7.29   6.63    5.96   5.30    4.64   3.98    3.31   2.65    1.99  1.33  0.66
   14      8.12    7.44   6.77    6.09   5.41    4.74   4.06    3.38   2.71    2.03  1.35  0.68
   15      8.30    7.61   6.92    6.23   5.53    4.84   4.15    3.46   2.77    2.08  1.38  0.69
   16      8.45    7.75   7.04    6.34   5.63    4.93   4.23    3.52   2.82    2.11  1.41  0.70
   17      8.63    7.91   7.19    6.47   5.75    5.03   4.32    3.60   2.88    2.16  1.44  0.72
   18      8.79    8.06   7.33    6.59   5.86    5.13   4.40    3.66   2.93    2.20  1.47  0.73
   19      8.96    8.21   7.47    6.72   5.97    5.23   4.48    3.73   2.99    2.24  1.49  0.75
   20      7.94    7.28   6.62    5.96   5.29    4.63   3.97    3.31   2.65    1.99  1.32  0.66
   21      8.10    7.43   6.75    6.08   5.40    4.73   4.05    3.38   2.70    2.03  1.35  0.68
   22      8.28    7.59   6.90    6.21   5.52    4.83   4.14    3.45   2.76    2.07  1.38  0.69
   23      8.50    7.79   7.08    6.38   5.67    4.96   4.25    3.54   2.83    2.13  1.42  0.71
   24      8.82    8.09   7.35    6.62   5.88    5.15   4.41    3.68   2.94    2.21  1.47  0.74
   25      9.17    8.41   7.64    6.88   6.11    5.35   4.59    3.82   3.06    2.29  1.53  0.76
   26      9.63    8.83   8.03    7.22   6.42    5.62   4.82    4.01   3.21    2.41  1.61  0.80
   27     10.13    9.29   8.44    7.60   6.75    5.91   5.07    4.22   3.38    2.53  1.69  0.84
   28     10.69    9.80   8.91    8.02   7.13    6.24   5.35    4.45   3.56    2.67  1.78  0.89
   29     11.25   10.31   9.38    8.44   7.50    6.56   5.63    4.69   3.75    2.81  1.88  0.94
   30     11.90   10.91   9.92    8.93   7.93    6.94   5.95    4.96   3.97    2.98  1.98  0.99
   31     12.53   11.49  10.44    9.40   8.35    7.31   6.27    5.22   4.18    3.13  2.09  1.04
   32     13.25   12.15  11.04    9.94   8.83    7.73   6.63    5.52   4.42    3.31  2.21  1.10
   33     13.97   12.81  11.64   10.48   9.31    8.15   6.99    5.82   4.66    3.49  2.33  1.16
   34     14.73   13.50  12.28   11.05   9.82    8.59   7.37    6.14   4.91    3.68  2.46  1.23
   35     15.58   14.28  12.98   11.69  10.39    9.09   7.79    6.49   5.19    3.90  2.60  1.30
   36     16.31   14.95  13.59   12.23  10.87    9.51   8.16    6.80   5.44    4.08  2.72  1.36
   37     17.07   15.65  14.23   12.80  11.38    9.96   8.54    7.11   5.69    4.27  2.85  1.42
   38     17.87   16.38  14.89   13.40  11.91   10.42   8.94    7.45   5.96    4.47  2.98  1.49
   39     18.71   17.15  15.59   14.03  12.47   10.91   9.36    7.80   6.24    4.68  3.12  1.56
   40     19.61   17.98  16.34   14.71  13.07   11.44   9.81    8.17   6.54    4.90  3.27  1.63

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        MALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     20.54   18.83  17.12   15.41  13.69   11.98  10.27    8.56   6.85    5.14  3.42  1.71
   42     21.54   19.75  17.95   16.16  14.36   12.57  10.77    8.98   7.18    5.39  3.59  1.80
   43     22.60   20.72  18.83   16.95  15.07   13.18  11.30    9.42   7.53    5.65  3.77  1.88
   44     23.72   21.74  19.77   17.79  15.81   13.84  11.86    9.88   7.91    5.93  3.95  1.98
   45     24.89   22.82  20.74   18.67  16.59   14.52  12.45   10.37   8.30    6.22  4.15  2.07
   46     26.09   23.92  21.74   19.57  17.39   15.22  13.05   10.87   8.70    6.52  4.35  2.17
   47     26.88   24.64  22.40   20.16  17.92   15.68  13.44   11.20   8.96    6.72  4.48  2.24
   48     27.73   25.42  23.11   20.80  18.49   16.18  13.87   11.55   9.24    6.93  4.62  2.31
   49     28.62   26.24  23.85   21.47  19.08   16.70  14.31   11.93   9.54    7.16  4.77  2.39
   50     29.57   27.11  24.64   22.18  19.71   17.25  14.79   12.32   9.86    7.39  4.93  2.46
   51     30.57   28.02  25.48   22.93  20.38   17.83  15.29   12.74  10.19    7.64  5.10  2.55
   52     31.64   29.00  26.37   23.73  21.09   18.46  15.82   13.18  10.55    7.91  5.27  2.64
   53     32.78   30.05  27.32   24.59  21.85   19.12  16.39   13.66  10.93    8.20  5.46  2.73
   54     34.00   31.17  28.33   25.50  22.67   19.83  17.00   14.17  11.33    8.50  5.67  2.83
   55     35.29   32.35  29.41   26.47  23.53   20.59  17.65   14.70  11.76    8.82  5.88  2.94
   56     36.67   33.61  30.56   27.50  24.45   21.39  18.34   15.28  12.22    9.17  6.11  3.06
   57     38.14   34.96  31.78   28.61  25.43   22.25  19.07   15.89  12.71    9.54  6.36  3.18
   58     39.70   36.39  33.08   29.78  26.47   23.16  19.85   16.54  13.23    9.93  6.62  3.31
   59     41.37   37.92  34.48   31.03  27.58   24.13  20.69   17.24  13.79   10.34  6.90  3.45
   60     43.16   39.56  35.97   32.37  28.77   25.18  21.58   17.98  14.39   10.79  7.19  3.60
   61     45.08   41.32  37.57   33.81  30.05   26.30  22.54   18.78  15.03   11.27  7.51  3.76
   62     47.12   43.19  39.27   35.34  31.41   27.49  23.56   19.63  15.71   11.78  7.85  3.93
   63     49.32   45.21  41.10   36.99  32.88   28.77  24.66   20.55  16.44   12.33  8.22  4.11
   64     49.47   45.35  41.23   37.10  32.98   28.86  24.74   20.61  16.49   12.37  8.25  4.12
   65     49.55   45.42  41.29   37.16  33.03   28.90  24.78   20.65  16.52   12.39  8.26  4.13
   66     49.66   45.52  41.38   37.25  33.11   28.97  24.83   20.69  16.55   12.42  8.28  4.14
   67     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   68     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   69     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   77     49.49   45.37  41.24   37.12  32.99   28.87  24.75   20.62  16.50   12.37  8.25  4.12
   78     49.19   45.09  40.99   36.89  32.79   28.69  24.60   20.50  16.40   12.30  8.20  4.10
   79     48.89   44.82  40.74   36.67  32.59   28.52  24.45   20.37  16.30   12.22  8.15  4.07
   80     48.18   44.17  40.15   36.14  32.12   28.11  24.09   20.08  16.06   12.05  8.03  4.02

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                         MALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20     10.17    9.32   8.48    7.63   6.78    5.93   5.09    4.24   3.39    2.54  1.70  0.85
   21     10.43    9.56   8.69    7.82   6.95    6.08   5.22    4.35   3.48    2.61  1.74  0.87
   22     10.69    9.80   8.91    8.02   7.13    6.24   5.35    4.45   3.56    2.67  1.78  0.89
   23     10.99   10.07   9.16    8.24   7.33    6.41   5.50    4.58   3.66    2.75  1.83  0.92
   24     11.31   10.37   9.43    8.48   7.54    6.60   5.66    4.71   3.77    2.83  1.89  0.94
   25     11.64   10.67   9.70    8.73   7.76    6.79   5.82    4.85   3.88    2.91  1.94  0.97
   26     12.20   11.18  10.17    9.15   8.13    7.12   6.10    5.08   4.07    3.05  2.03  1.02
   27     12.80   11.73  10.67    9.60   8.53    7.47   6.40    5.33   4.27    3.20  2.13  1.07
   28     13.48   12.36  11.23   10.11   8.99    7.86   6.74    5.62   4.49    3.37  2.25  1.12
   29     14.27   13.08  11.89   10.70   9.51    8.32   7.14    5.95   4.76    3.57  2.38  1.19
   30     15.17   13.91  12.64   11.38  10.11    8.85   7.59    6.32   5.06    3.79  2.53  1.26
   31     16.09   14.75  13.41   12.07  10.73    9.39   8.05    6.70   5.36    4.02  2.68  1.34
   32     17.12   15.69  14.27   12.84  11.41    9.99   8.56    7.13   5.71    4.28  2.85  1.43
   33     18.16   16.65  15.13   13.62  12.11   10.59   9.08    7.57   6.05    4.54  3.03  1.51
   34     19.29   17.68  16.08   14.47  12.86   11.25   9.65    8.04   6.43    4.82  3.22  1.61
   35     20.55   18.84  17.13   15.41  13.70   11.99  10.28    8.56   6.85    5.14  3.43  1.71
   36     21.51   19.72  17.93   16.13  14.34   12.55  10.76    8.96   7.17    5.38  3.59  1.79
   37     22.56   20.68  18.80   16.92  15.04   13.16  11.28    9.40   7.52    5.64  3.76  1.88
   38     23.67   21.70  19.73   17.75  15.78   13.81  11.84    9.86   7.89    5.92  3.95  1.97
   39     24.85   22.78  20.71   18.64  16.57   14.50  12.43   10.35   8.28    6.21  4.14  2.07
   40     25.95   23.79  21.63   19.46  17.30   15.14  12.98   10.81   8.65    6.49  4.33  2.16

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                         MALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     26.71   24.48  22.26   20.03  17.81   15.58  13.36   11.13   8.90    6.68  4.45  2.23
   42     27.52   25.23  22.93   20.64  18.35   16.05  13.76   11.47   9.17    6.88  4.59  2.29
   43     28.36   26.00  23.63   21.27  18.91   16.54  14.18   11.82   9.45    7.09  4.73  2.36
   44     29.25   26.81  24.38   21.94  19.50   17.06  14.63   12.19   9.75    7.31  4.88  2.44
   45     30.19   27.67  25.16   22.64  20.13   17.61  15.10   12.58  10.06    7.55  5.03  2.52
   46     31.18   28.58  25.98   23.39  20.79   18.19  15.59   12.99  10.39    7.80  5.20  2.60
   47     32.23   29.54  26.86   24.17  21.49   18.80  16.12   13.43  10.74    8.06  5.37  2.69
   48     33.34   30.56  27.78   25.01  22.23   19.45  16.67   13.89  11.11    8.34  5.56  2.78
   49     34.51   31.63  28.76   25.88  23.01   20.13  17.26   14.38  11.50    8.63  5.75  2.88
   50     35.75   32.77  29.79   26.81  23.83   20.85  17.88   14.90  11.92    8.94  5.96  2.98
   51     37.07   33.98  30.89   27.80  24.71   21.62  18.54   15.45  12.36    9.27  6.18  3.09
   52     38.47   35.26  32.06   28.85  25.65   22.44  19.24   16.03  12.82    9.62  6.41  3.21
   53     39.94   36.61  33.28   29.96  26.63   23.30  19.97   16.64  13.31    9.99  6.66  3.33
   54     41.50   38.04  34.58   31.13  27.67   24.21  20.75   17.29  13.83   10.38  6.92  3.46
   55     43.15   39.55  35.96   32.36  28.77   25.17  21.58   17.98  14.38   10.79  7.19  3.60
   56     44.90   41.16  37.42   33.68  29.93   26.19  22.45   18.71  14.97   11.23  7.48  3.74
   57     46.74   42.85  38.95   35.06  31.16   27.27  23.37   19.48  15.58   11.69  7.79  3.90
   58     48.70   44.64  40.58   36.53  32.47   28.41  24.35   20.29  16.23   12.18  8.12  4.06
   59     49.28   45.17  41.07   36.96  32.85   28.75  24.64   20.53  16.43   12.32  8.21  4.11
   60     49.26   45.16  41.05   36.95  32.84   28.74  24.63   20.53  16.42   12.32  8.21  4.11
   61     49.32   45.21  41.10   36.99  32.88   28.77  24.66   20.55  16.44   12.33  8.22  4.11
   62     49.40   45.28  41.17   37.05  32.93   28.82  24.70   20.58  16.47   12.35  8.23  4.12
   63     49.50   45.38  41.25   37.13  33.00   28.88  24.75   20.63  16.50   12.38  8.25  4.13
   64     49.63   45.49  41.36   37.22  33.09   28.95  24.82   20.68  16.54   12.41  8.27  4.14
   65     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   66     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   67     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   68     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   69     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   70     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   77     49.44   45.32  41.20   37.08  32.96   28.84  24.72   20.60  16.48   12.36  8.24  4.12
   78     49.09   45.00  40.91   36.82  32.73   28.64  24.55   20.45  16.36   12.27  8.18  4.09
   79     48.27   44.25  40.23   36.20  32.18   28.16  24.14   20.11  16.09   12.07  8.05  4.02
   80     47.78   43.80  39.82   35.84  31.85   27.87  23.89   19.91  15.93   11.95  7.96  3.98

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     UNISEX - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      7.92    7.26   6.60    5.94   5.28    4.62   3.96    3.30   2.64    1.98  1.32  0.66
   21      8.07    7.40   6.73    6.05   5.38    4.71   4.04    3.36   2.69    2.02  1.35  0.67
   22      8.25    7.56   6.88    6.19   5.50    4.81   4.13    3.44   2.75    2.06  1.38  0.69
   23      8.42    7.72   7.02    6.32   5.61    4.91   4.21    3.51   2.81    2.11  1.40  0.70
   24      8.62    7.90   7.18    6.47   5.75    5.03   4.31    3.59   2.87    2.16  1.44  0.72
   25      8.83    8.09   7.36    6.62   5.89    5.15   4.42    3.68   2.94    2.21  1.47  0.74
   26      9.12    8.36   7.60    6.84   6.08    5.32   4.56    3.80   3.04    2.28  1.52  0.76
   27      9.44    8.65   7.87    7.08   6.29    5.51   4.72    3.93   3.15    2.36  1.57  0.79
   28      9.82    9.00   8.18    7.37   6.55    5.73   4.91    4.09   3.27    2.46  1.64  0.82
   29     10.18    9.33   8.48    7.64   6.79    5.94   5.09    4.24   3.39    2.55  1.70  0.85
   30     10.62    9.74   8.85    7.97   7.08    6.20   5.31    4.43   3.54    2.66  1.77  0.89
   31     11.02   10.10   9.18    8.27   7.35    6.43   5.51    4.59   3.67    2.76  1.84  0.92
   32     11.55   10.59   9.63    8.66   7.70    6.74   5.78    4.81   3.85    2.89  1.93  0.96
   33     12.14   11.13  10.12    9.11   8.09    7.08   6.07    5.06   4.05    3.04  2.02  1.01
   34     12.76   11.70  10.63    9.57   8.51    7.44   6.38    5.32   4.25    3.19  2.13  1.06
   35     13.47   12.35  11.23   10.10   8.98    7.86   6.74    5.61   4.49    3.37  2.25  1.12
   36     14.07   12.90  11.73   10.55   9.38    8.21   7.04    5.86   4.69    3.52  2.35  1.17
   37     14.70   13.48  12.25   11.03   9.80    8.58   7.35    6.13   4.90    3.68  2.45  1.23
   38     15.36   14.08  12.80   11.52  10.24    8.96   7.68    6.40   5.12    3.84  2.56  1.28
   39     16.06   14.72  13.38   12.05  10.71    9.37   8.03    6.69   5.35    4.02  2.68  1.34
   40     16.79   15.39  13.99   12.59  11.19    9.79   8.40    7.00   5.60    4.20  2.80  1.40

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     UNISEX - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     17.57   16.11  14.64   13.18  11.71   10.25   8.79    7.32   5.86    4.39  2.93  1.46
   42     18.39   16.86  15.33   13.79  12.26   10.73   9.20    7.66   6.13    4.60  3.07  1.53
   43     19.26   17.66  16.05   14.45  12.84   11.24   9.63    8.03   6.42    4.82  3.21  1.61
   44     20.17   18.49  16.81   15.13  13.45   11.77  10.09    8.40   6.72    5.04  3.36  1.68
   45     21.16   19.40  17.63   15.87  14.11   12.34  10.58    8.82   7.05    5.29  3.53  1.76
   46     22.30   20.44  18.58   16.73  14.87   13.01  11.15    9.29   7.43    5.58  3.72  1.86
   47     23.37   21.42  19.48   17.53  15.58   13.63  11.69    9.74   7.79    5.84  3.90  1.95
   48     24.01   22.01  20.01   18.01  16.01   14.01  12.01   10.00   8.00    6.00  4.00  2.00
   49     25.36   23.25  21.13   19.02  16.91   14.79  12.68   10.57   8.45    6.34  4.23  2.11
   50     26.12   23.94  21.77   19.59  17.41   15.24  13.06   10.88   8.71    6.53  4.35  2.18
   51     26.91   24.67  22.43   20.18  17.94   15.70  13.46   11.21   8.97    6.73  4.49  2.24
   52     27.76   25.45  23.13   20.82  18.51   16.19  13.88   11.57   9.25    6.94  4.63  2.31
   53     28.65   26.26  23.88   21.49  19.10   16.71  14.33   11.94   9.55    7.16  4.78  2.39
   54     29.59   27.12  24.66   22.19  19.73   17.26  14.80   12.33   9.86    7.40  4.93  2.47
   55     30.60   28.05  25.50   22.95  20.40   17.85  15.30   12.75  10.20    7.65  5.10  2.55
   56     31.69   29.05  26.41   23.77  21.13   18.49  15.85   13.20  10.56    7.92  5.28  2.64
   57     32.84   30.10  27.37   24.63  21.89   19.16  16.42   13.68  10.95    8.21  5.47  2.74
   58     34.06   31.22  28.38   25.55  22.71   19.87  17.03   14.19  11.35    8.52  5.68  2.84
   59     36.51   33.47  30.43   27.38  24.34   21.30  18.26   15.21  12.17    9.13  6.09  3.04
   60     37.97   34.81  31.64   28.48  25.31   22.15  18.99   15.82  12.66    9.49  6.33  3.16
   61     39.53   36.24  32.94   29.65  26.35   23.06  19.77   16.47  13.18    9.88  6.59  3.29
   62     41.20   37.77  34.33   30.90  27.47   24.03  20.60   17.17  13.73   10.30  6.87  3.43
   63     42.99   39.41  35.83   32.24  28.66   25.08  21.50   17.91  14.33   10.75  7.17  3.58
   64     44.77   40.70  36.63   32.56  28.49   24.42  20.35   16.28  12.21    8.14  4.07  0.00
   65     46.65   41.99  37.32   32.66  27.99   23.33  18.66   14.00   9.33    4.67  0.00  0.00
   66     49.81   45.42  40.38   35.33  30.28   25.24  20.19   15.14  10.09    5.05  0.00  0.00
   67     49.81   45.66  41.51   37.36  32.82   27.35  21.88   16.41  10.94    5.47  0.00  0.00
   68     49.81   45.66  41.51   37.36  33.21   29.06  23.73   17.80  11.86    5.93  0.00  0.00
   69     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   70     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   71     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       UNISEX - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0      6.27    5.75   5.23    4.70   4.18    3.66   3.14    2.61   2.09    1.57  1.05  0.52
    1      6.13    5.62   5.11    4.60   4.09    3.58   3.07    2.55   2.04    1.53  1.02  0.51
    2      6.20    5.68   5.17    4.65   4.13    3.62   3.10    2.58   2.07    1.55  1.03  0.52
    3      6.30    5.78   5.25    4.73   4.20    3.68   3.15    2.63   2.10    1.58  1.05  0.53
    4      6.39    5.86   5.33    4.79   4.26    3.73   3.20    2.66   2.13    1.60  1.07  0.53
    5      6.49    5.95   5.41    4.87   4.33    3.79   3.25    2.70   2.16    1.62  1.08  0.54
    6      6.62    6.07   5.52    4.97   4.41    3.86   3.31    2.76   2.21    1.66  1.10  0.55
    7      6.74    6.18   5.62    5.06   4.49    3.93   3.37    2.81   2.25    1.69  1.12  0.56
    8      6.88    6.31   5.73    5.16   4.59    4.01   3.44    2.87   2.29    1.72  1.15  0.57
    9      7.02    6.44   5.85    5.27   4.68    4.10   3.51    2.93   2.34    1.76  1.17  0.59
   10      7.16    6.56   5.97    5.37   4.77    4.18   3.58    2.98   2.39    1.79  1.19  0.60
   11      7.33    6.72   6.11    5.50   4.89    4.28   3.67    3.05   2.44    1.83  1.22  0.61
   12      7.49    6.87   6.24    5.62   4.99    4.37   3.75    3.12   2.50    1.87  1.25  0.62
   13      7.67    7.03   6.39    5.75   5.11    4.47   3.84    3.20   2.56    1.92  1.28  0.64
   14      7.82    7.17   6.52    5.87   5.21    4.56   3.91    3.26   2.61    1.96  1.30  0.65
   15      8.00    7.33   6.67    6.00   5.33    4.67   4.00    3.33   2.67    2.00  1.33  0.67
   16      8.16    7.48   6.80    6.12   5.44    4.76   4.08    3.40   2.72    2.04  1.36  0.68
   17      8.31    7.62   6.93    6.23   5.54    4.85   4.16    3.46   2.77    2.08  1.39  0.69
   18      8.47    7.76   7.06    6.35   5.65    4.94   4.24    3.53   2.82    2.12  1.41  0.71
   19      8.65    7.93   7.21    6.49   5.77    5.05   4.33    3.60   2.88    2.16  1.44  0.72
   20      7.77    7.12   6.48    5.83   5.18    4.53   3.89    3.24   2.59    1.94  1.30  0.65
   21      7.93    7.27   6.61    5.95   5.29    4.63   3.97    3.30   2.64    1.98  1.32  0.66
   22      8.10    7.43   6.75    6.08   5.40    4.73   4.05    3.38   2.70    2.03  1.35  0.68
   23      8.38    7.68   6.98    6.29   5.59    4.89   4.19    3.49   2.79    2.10  1.40  0.70
   24      8.71    7.98   7.26    6.53   5.81    5.08   4.36    3.63   2.90    2.18  1.45  0.73
   25      9.05    8.30   7.54    6.79   6.03    5.28   4.53    3.77   3.02    2.26  1.51  0.75
   26      9.51    8.72   7.93    7.13   6.34    5.55   4.76    3.96   3.17    2.38  1.59  0.79
   27     10.00    9.17   8.33    7.50   6.67    5.83   5.00    4.17   3.33    2.50  1.67  0.83
   28     10.56    9.68   8.80    7.92   7.04    6.16   5.28    4.40   3.52    2.64  1.76  0.88
   29     11.11   10.18   9.26    8.33   7.41    6.48   5.56    4.63   3.70    2.78  1.85  0.93
   30     11.75   10.77   9.79    8.81   7.83    6.85   5.88    4.90   3.92    2.94  1.96  0.98
   31     12.36   11.33  10.30    9.27   8.24    7.21   6.18    5.15   4.12    3.09  2.06  1.03
   32     13.07   11.98  10.89    9.80   8.71    7.62   6.54    5.45   4.36    3.27  2.18  1.09
   33     13.78   12.63  11.48   10.34   9.19    8.04   6.89    5.74   4.59    3.45  2.30  1.15
   34     14.51   13.30  12.09   10.88   9.67    8.46   7.26    6.05   4.84    3.63  2.42  1.21
   35     15.37   14.09  12.81   11.53  10.25    8.97   7.69    6.40   5.12    3.84  2.56  1.28
   36     16.09   14.75  13.41   12.07  10.73    9.39   8.05    6.70   5.36    4.02  2.68  1.34
   37     16.82   15.42  14.02   12.62  11.21    9.81   8.41    7.01   5.61    4.21  2.80  1.40
   38     17.60   16.13  14.67   13.20  11.73   10.27   8.80    7.33   5.87    4.40  2.93  1.47
   39     18.44   16.90  15.37   13.83  12.29   10.76   9.22    7.68   6.15    4.61  3.07  1.54
   40     19.30   17.69  16.08   14.48  12.87   11.26   9.65    8.04   6.43    4.83  3.22  1.61

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       UNISEX - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     20.23   18.54  16.86   15.17  13.49   11.80  10.12    8.43   6.74    5.06  3.37  1.69
   42     21.21   19.44  17.68   15.91  14.14   12.37  10.61    8.84   7.07    5.30  3.54  1.77
   43     22.24   20.39  18.53   16.68  14.83   12.97  11.12    9.27   7.41    5.56  3.71  1.85
   44     23.34   21.40  19.45   17.51  15.56   13.62  11.67    9.73   7.78    5.84  3.89  1.95
   45     24.46   22.42  20.38   18.35  16.31   14.27  12.23   10.19   8.15    6.12  4.08  2.04
   46     25.56   23.43  21.30   19.17  17.04   14.91  12.78   10.65   8.52    6.39  4.26  2.13
   47     26.32   24.13  21.93   19.74  17.55   15.35  13.16   10.97   8.77    6.58  4.39  2.19
   48     27.12   24.86  22.60   20.34  18.08   15.82  13.56   11.30   9.04    6.78  4.52  2.26
   49     27.97   25.64  23.31   20.98  18.65   16.32  13.99   11.65   9.32    6.99  4.66  2.33
   50     28.86   26.46  24.05   21.65  19.24   16.84  14.43   12.03   9.62    7.22  4.81  2.41
   51     29.83   27.34  24.86   22.37  19.89   17.40  14.92   12.43   9.94    7.46  4.97  2.49
   52     30.84   28.27  25.70   23.13  20.56   17.99  15.42   12.85  10.28    7.71  5.14  2.57
   53     31.93   29.27  26.61   23.95  21.29   18.63  15.97   13.30  10.64    7.98  5.32  2.66
   54     33.07   30.31  27.56   24.80  22.05   19.29  16.54   13.78  11.02    8.27  5.51  2.76
   55     34.29   31.43  28.58   25.72  22.86   20.00  17.15   14.29  11.43    8.57  5.72  2.86
   56     35.59   32.62  29.66   26.69  23.73   20.76  17.80   14.83  11.86    8.90  5.93  2.97
   57     36.97   33.89  30.81   27.73  24.65   21.57  18.49   15.40  12.32    9.24  6.16  3.08
   58     38.45   35.25  32.04   28.84  25.63   22.43  19.23   16.02  12.82    9.61  6.41  3.20
   59     40.02   36.69  33.35   30.02  26.68   23.35  20.01   16.68  13.34   10.01  6.67  3.34
   60     41.71   38.23  34.76   31.28  27.81   24.33  20.86   17.38  13.90   10.43  6.95  3.48
   61     43.52   39.89  36.27   32.64  29.01   25.39  21.76   18.13  14.51   10.88  7.25  3.63
   62     45.45   41.66  37.88   34.09  30.30   26.51  22.73   18.94  15.15   11.36  7.58  3.79
   63     47.52   43.56  39.60   35.64  31.68   27.72  23.76   19.80  15.84   11.88  7.92  3.96
   64     49.40   45.28  41.17   37.05  32.93   28.82  24.70   20.58  16.47   12.35  8.23  4.12
   65     49.46   45.34  41.22   37.10  32.97   28.85  24.73   20.61  16.49   12.37  8.24  4.12
   66     49.55   45.42  41.29   37.16  33.03   28.90  24.78   20.65  16.52   12.39  8.26  4.13
   67     49.66   45.52  41.38   37.25  33.11   28.97  24.83   20.69  16.55   12.42  8.28  4.14
   68     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   69     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   78     49.49   45.37  41.24   37.12  32.99   28.87  24.75   20.62  16.50   12.37  8.25  4.12
   79     49.18   45.08  40.98   36.89  32.79   28.69  24.59   20.49  16.39   12.30  8.20  4.10
   80     48.87   44.80  40.73   36.65  32.58   28.51  24.44   20.36  16.29   12.22  8.15  4.07

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        UNISEX - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      9.71    8.90   8.09    7.28   6.47    5.66   4.86    4.05   3.24    2.43  1.62  0.81
   21      9.95    9.12   8.29    7.46   6.63    5.80   4.98    4.15   3.32    2.49  1.66  0.83
   22     10.21    9.36   8.51    7.66   6.81    5.96   5.11    4.25   3.40    2.55  1.70  0.85
   23     10.50    9.63   8.75    7.88   7.00    6.13   5.25    4.38   3.50    2.63  1.75  0.88
   24     10.80    9.90   9.00    8.10   7.20    6.30   5.40    4.50   3.60    2.70  1.80  0.90
   25     11.12   10.19   9.27    8.34   7.41    6.49   5.56    4.63   3.71    2.78  1.85  0.93
   26     11.77   10.79   9.81    8.83   7.85    6.87   5.89    4.90   3.92    2.94  1.96  0.98
   27     12.46   11.42  10.38    9.35   8.31    7.27   6.23    5.19   4.15    3.12  2.08  1.04
   28     13.24   12.14  11.03    9.93   8.83    7.72   6.62    5.52   4.41    3.31  2.21  1.10
   29     14.02   12.85  11.68   10.52   9.35    8.18   7.01    5.84   4.67    3.51  2.34  1.17
   30     14.92   13.68  12.43   11.19   9.95    8.70   7.46    6.22   4.97    3.73  2.49  1.24
   31     15.83   14.51  13.19   11.87  10.55    9.23   7.92    6.60   5.28    3.96  2.64  1.32
   32     16.84   15.44  14.03   12.63  11.23    9.82   8.42    7.02   5.61    4.21  2.81  1.40
   33     17.86   16.37  14.88   13.40  11.91   10.42   8.93    7.44   5.95    4.47  2.98  1.49
   34     18.97   17.39  15.81   14.23  12.65   11.07   9.49    7.90   6.32    4.74  3.16  1.58
   35     20.21   18.53  16.84   15.16  13.47   11.79  10.11    8.42   6.74    5.05  3.37  1.68
   36     21.15   19.39  17.63   15.86  14.10   12.34  10.58    8.81   7.05    5.29  3.53  1.76
   37     22.18   20.33  18.48   16.64  14.79   12.94  11.09    9.24   7.39    5.55  3.70  1.85
   38     23.26   21.32  19.38   17.45  15.51   13.57  11.63    9.69   7.75    5.82  3.88  1.94
   39     24.41   22.38  20.34   18.31  16.27   14.24  12.21   10.17   8.14    6.10  4.07  2.03
   40     25.17   23.07  20.98   18.88  16.78   14.68  12.59   10.49   8.39    6.29  4.20  2.10

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        UNISEX - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     25.88   23.72  21.57   19.41  17.25   15.10  12.94   10.78   8.63    6.47  4.31  2.16
   42     26.63   24.41  22.19   19.97  17.75   15.53  13.32   11.10   8.88    6.66  4.44  2.22
   43     27.41   25.13  22.84   20.56  18.27   15.99  13.71   11.42   9.14    6.85  4.57  2.28
   44     28.24   25.89  23.53   21.18  18.83   16.47  14.12   11.77   9.41    7.06  4.71  2.35
   45     29.11   26.68  24.26   21.83  19.41   16.98  14.56   12.13   9.70    7.28  4.85  2.43
   46     30.03   27.53  25.03   22.52  20.02   17.52  15.02   12.51  10.01    7.51  5.01  2.50
   47     30.99   28.41  25.83   23.24  20.66   18.08  15.50   12.91  10.33    7.75  5.17  2.58
   48     32.02   29.35  26.68   24.02  21.35   18.68  16.01   13.34  10.67    8.01  5.34  2.67
   49     33.09   30.33  27.58   24.82  22.06   19.30  16.55   13.79  11.03    8.27  5.52  2.76
   50     34.24   31.39  28.53   25.68  22.83   19.97  17.12   14.27  11.41    8.56  5.71  2.85
   51     35.44   32.49  29.53   26.58  23.63   20.67  17.72   14.77  11.81    8.86  5.91  2.95
   52     36.71   33.65  30.59   27.53  24.47   21.41  18.36   15.30  12.24    9.18  6.12  3.06
   53     38.06   34.89  31.72   28.55  25.37   22.20  19.03   15.86  12.69    9.52  6.34  3.17
   54     39.48   36.19  32.90   29.61  26.32   23.03  19.74   16.45  13.16    9.87  6.58  3.29
   55     40.98   37.57  34.15   30.74  27.32   23.91  20.49   17.08  13.66   10.25  6.83  3.42
   56     42.57   39.02  35.48   31.93  28.38   24.83  21.29   17.74  14.19   10.64  7.10  3.55
   57     44.23   40.54  36.86   33.17  29.49   25.80  22.12   18.43  14.74   11.06  7.37  3.69
   58     46.01   42.18  38.34   34.51  30.67   26.84  23.01   19.17  15.34   11.50  7.67  3.83
   59     47.88   43.89  39.90   35.91  31.92   27.93  23.94   19.95  15.96   11.97  7.98  3.99
   60     49.16   45.06  40.97   36.87  32.77   28.68  24.58   20.48  16.39   12.29  8.19  4.10
   61     49.19   45.09  40.99   36.89  32.79   28.69  24.60   20.50  16.40   12.30  8.20  4.10
   62     49.24   45.14  41.03   36.93  32.83   28.72  24.62   20.52  16.41   12.31  8.21  4.10
   63     49.30   45.19  41.08   36.98  32.87   28.76  24.65   20.54  16.43   12.33  8.22  4.11
   64     49.28   45.17  41.07   36.96  32.85   28.75  24.64   20.53  16.43   12.32  8.21  4.11
   65     49.36   45.25  41.13   37.02  32.91   28.79  24.68   20.57  16.45   12.34  8.23  4.11
   66     49.47   45.35  41.23   37.10  32.98   28.86  24.74   20.61  16.49   12.37  8.25  4.12
   67     49.61   45.48  41.34   37.21  33.07   28.94  24.81   20.67  16.54   12.40  8.27  4.13
   68     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   69     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   71     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   79     49.43   45.31  41.19   37.07  32.95   28.83  24.72   20.60  16.48   12.36  8.24  4.12
   80     49.07   44.98  40.89   36.80  32.71   28.62  24.54   20.45  16.36   12.27  8.18  4.09

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     FEMALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      7.25    6.65   6.04    5.44   4.83    4.23   3.63    3.02   2.42    1.81  1.21  0.60
   21      7.40    6.78   6.17    5.55   4.93    4.32   3.70    3.08   2.47    1.85  1.23  0.62
   22      7.57    6.94   6.31    5.68   5.05    4.42   3.79    3.15   2.52    1.89  1.26  0.63
   23      7.74    7.10   6.45    5.81   5.16    4.52   3.87    3.23   2.58    1.94  1.29  0.65
   24      7.91    7.25   6.59    5.93   5.27    4.61   3.96    3.30   2.64    1.98  1.32  0.66
   25      8.10    7.43   6.75    6.08   5.40    4.73   4.05    3.38   2.70    2.03  1.35  0.68
   26      8.38    7.68   6.98    6.29   5.59    4.89   4.19    3.49   2.79    2.10  1.40  0.70
   27      8.67    7.95   7.23    6.50   5.78    5.06   4.34    3.61   2.89    2.17  1.45  0.72
   28      9.03    8.28   7.53    6.77   6.02    5.27   4.52    3.76   3.01    2.26  1.51  0.75
   29      9.36    8.58   7.80    7.02   6.24    5.46   4.68    3.90   3.12    2.34  1.56  0.78
   30      9.75    8.94   8.13    7.31   6.50    5.69   4.88    4.06   3.25    2.44  1.63  0.81
   31     10.11    9.27   8.43    7.58   6.74    5.90   5.06    4.21   3.37    2.53  1.69  0.84
   32     10.62    9.74   8.85    7.97   7.08    6.20   5.31    4.43   3.54    2.66  1.77  0.89
   33     11.17   10.24   9.31    8.38   7.45    6.52   5.59    4.65   3.72    2.79  1.86  0.93
   34     11.73   10.75   9.78    8.80   7.82    6.84   5.87    4.89   3.91    2.93  1.96  0.98
   35     12.40   11.37  10.33    9.30   8.27    7.23   6.20    5.17   4.13    3.10  2.07  1.03
   36     12.94   11.86  10.78    9.71   8.63    7.55   6.47    5.39   4.31    3.24  2.16  1.08
   37     13.49   12.37  11.24   10.12   8.99    7.87   6.75    5.62   4.50    3.37  2.25  1.12
   38     14.09   12.92  11.74   10.57   9.39    8.22   7.05    5.87   4.70    3.52  2.35  1.17
   39     14.70   13.48  12.25   11.03   9.80    8.58   7.35    6.13   4.90    3.68  2.45  1.23
   40     15.37   14.09  12.81   11.53  10.25    8.97   7.69    6.40   5.12    3.84  2.56  1.28

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                     FEMALE - PREFERRED PLUS
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     16.05   14.71  13.38   12.04  10.70    9.36   8.03    6.69   5.35    4.01  2.68  1.34
   42     16.78   15.38  13.98   12.59  11.19    9.79   8.39    6.99   5.59    4.20  2.80  1.40
   43     17.54   16.08  14.62   13.16  11.69   10.23   8.77    7.31   5.85    4.39  2.92  1.46
   44     18.34   16.81  15.28   13.76  12.23   10.70   9.17    7.64   6.11    4.59  3.06  1.53
   45     19.19   17.59  15.99   14.39  12.79   11.19   9.60    8.00   6.40    4.80  3.20  1.60
   46     20.07   18.40  16.73   15.05  13.38   11.71  10.04    8.36   6.69    5.02  3.35  1.67
   47     20.82   19.09  17.35   15.62  13.88   12.15  10.41    8.68   6.94    5.21  3.47  1.74
   48     21.29   19.52  17.74   15.97  14.19   12.42  10.65    8.87   7.10    5.32  3.55  1.77
   49     21.77   19.96  18.14   16.33  14.51   12.70  10.89    9.07   7.26    5.44  3.63  1.81
   50     22.86   20.96  19.05   17.15  15.24   13.34  11.43    9.53   7.62    5.72  3.81  1.91
   51     23.43   21.48  19.53   17.57  15.62   13.67  11.72    9.76   7.81    5.86  3.91  1.95
   52     24.04   22.04  20.03   18.03  16.03   14.02  12.02   10.02   8.01    6.01  4.01  2.00
   53     24.66   22.61  20.55   18.50  16.44   14.39  12.33   10.28   8.22    6.17  4.11  2.06
   54     26.07   23.90  21.73   19.55  17.38   15.21  13.04   10.86   8.69    6.52  4.35  2.17
   55     26.80   24.57  22.33   20.10  17.87   15.63  13.40   11.17   8.93    6.70  4.47  2.23
   56     27.56   25.26  22.97   20.67  18.37   16.08  13.78   11.48   9.19    6.89  4.59  2.30
   57     28.36   26.00  23.63   21.27  18.91   16.54  14.18   11.82   9.45    7.09  4.73  2.36
   58     29.25   26.81  24.38   21.94  19.50   17.06  14.63   12.19   9.75    7.31  4.88  2.44
   59     30.20   27.68  25.17   22.65  20.13   17.62  15.10   12.58  10.07    7.55  5.03  2.52
   60     32.29   29.60  26.91   24.22  21.53   18.84  16.15   13.45  10.76    8.07  5.38  2.69
   61     33.47   30.68  27.89   25.10  22.31   19.52  16.74   13.95  11.16    8.37  5.58  2.79
   62     34.73   31.84  28.94   26.05  23.15   20.26  17.37   14.47  11.58    8.68  5.79  2.89
   63     36.09   33.08  30.08   27.07  24.06   21.05  18.05   15.04  12.03    9.02  6.02  3.01
   64     37.54   34.41  31.28   28.16  25.03   21.90  18.77   15.64  12.51    9.39  6.26  3.13
   65     39.06   35.81  32.55   29.30  26.04   22.79  19.53   16.28  13.02    9.77  6.51  3.26
   66     40.69   37.30  33.91   30.52  27.13   23.74  20.35   16.95  13.56   10.17  6.78  3.39
   67     42.30   38.45  34.61   30.76  26.92   23.07  19.23   15.38  11.54    7.69  3.85  0.00
   68     44.01   39.61  35.21   30.81  26.41   22.01  17.60   13.20   8.80    4.40  0.00  0.00
   69     47.83   43.05  38.26   33.48  28.70   23.92  19.13   14.35   9.57    4.78  0.00  0.00
   70     49.81   45.66  41.51   36.51  31.29   26.08  20.86   15.65  10.43    5.22  0.00  0.00
   71     49.81   45.66  41.51   37.36  33.21   28.50  22.80   17.10  11.40    5.70  0.00  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   77     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   78     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   79     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       FEMALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0      5.48    5.02   4.57    4.11   3.65    3.20   2.74    2.28   1.83    1.37  0.91  0.46
    1      5.37    4.92   4.48    4.03   3.58    3.13   2.69    2.24   1.79    1.34  0.90  0.45
    2      5.44    4.99   4.53    4.08   3.63    3.17   2.72    2.27   1.81    1.36  0.91  0.45
    3      5.51    5.05   4.59    4.13   3.67    3.21   2.76    2.30   1.84    1.38  0.92  0.46
    4      5.58    5.12   4.65    4.19   3.72    3.26   2.79    2.33   1.86    1.40  0.93  0.47
    5      5.67    5.20   4.73    4.25   3.78    3.31   2.84    2.36   1.89    1.42  0.95  0.47
    6      5.76    5.28   4.80    4.32   3.84    3.36   2.88    2.40   1.92    1.44  0.96  0.48
    7      5.85    5.36   4.88    4.39   3.90    3.41   2.93    2.44   1.95    1.46  0.98  0.49
    8      5.95    5.45   4.96    4.46   3.97    3.47   2.98    2.48   1.98    1.49  0.99  0.50
    9      6.06    5.56   5.05    4.55   4.04    3.54   3.03    2.53   2.02    1.52  1.01  0.51
   10      6.16    5.65   5.13    4.62   4.11    3.59   3.08    2.57   2.05    1.54  1.03  0.51
   11      6.28    5.76   5.23    4.71   4.19    3.66   3.14    2.62   2.09    1.57  1.05  0.52
   12      6.39    5.86   5.33    4.79   4.26    3.73   3.20    2.66   2.13    1.60  1.07  0.53
   13      6.53    5.99   5.44    4.90   4.35    3.81   3.27    2.72   2.18    1.63  1.09  0.54
   14      6.65    6.10   5.54    4.99   4.43    3.88   3.33    2.77   2.22    1.66  1.11  0.55
   15      6.77    6.21   5.64    5.08   4.51    3.95   3.39    2.82   2.26    1.69  1.13  0.56
   16      6.91    6.33   5.76    5.18   4.61    4.03   3.46    2.88   2.30    1.73  1.15  0.58
   17      7.05    6.46   5.88    5.29   4.70    4.11   3.53    2.94   2.35    1.76  1.18  0.59
   18      7.19    6.59   5.99    5.39   4.79    4.19   3.60    3.00   2.40    1.80  1.20  0.60
   19      7.35    6.74   6.13    5.51   4.90    4.29   3.68    3.06   2.45    1.84  1.23  0.61
   20      7.15    6.55   5.96    5.36   4.77    4.17   3.58    2.98   2.38    1.79  1.19  0.60
   21      7.29    6.68   6.08    5.47   4.86    4.25   3.65    3.04   2.43    1.82  1.22  0.61
   22      7.45    6.83   6.21    5.59   4.97    4.35   3.73    3.10   2.48    1.86  1.24  0.62
   23      7.63    6.99   6.36    5.72   5.09    4.45   3.82    3.18   2.54    1.91  1.27  0.64
   24      7.81    7.16   6.51    5.86   5.21    4.56   3.91    3.25   2.60    1.95  1.30  0.65
   25      8.11    7.43   6.76    6.08   5.41    4.73   4.06    3.38   2.70    2.03  1.35  0.68
   26      8.52    7.81   7.10    6.39   5.68    4.97   4.26    3.55   2.84    2.13  1.42  0.71
   27      8.94    8.20   7.45    6.71   5.96    5.22   4.47    3.73   2.98    2.24  1.49  0.75
   28      9.43    8.64   7.86    7.07   6.29    5.50   4.72    3.93   3.14    2.36  1.57  0.79
   29      9.92    9.09   8.27    7.44   6.61    5.79   4.96    4.13   3.31    2.48  1.65  0.83
   30     10.48    9.61   8.73    7.86   6.99    6.11   5.24    4.37   3.49    2.62  1.75  0.87
   31     11.02   10.10   9.18    8.27   7.35    6.43   5.51    4.59   3.67    2.76  1.84  0.92
   32     11.64   10.67   9.70    8.73   7.76    6.79   5.82    4.85   3.88    2.91  1.94  0.97
   33     12.25   11.23  10.21    9.19   8.17    7.15   6.13    5.10   4.08    3.06  2.04  1.02
   34     12.90   11.83  10.75    9.68   8.60    7.53   6.45    5.38   4.30    3.23  2.15  1.08
   35     13.62   12.49  11.35   10.22   9.08    7.95   6.81    5.68   4.54    3.41  2.27  1.14
   36     14.22   13.04  11.85   10.67   9.48    8.30   7.11    5.93   4.74    3.56  2.37  1.19
   37     14.84   13.60  12.37   11.13   9.89    8.66   7.42    6.18   4.95    3.71  2.47  1.24
   38     15.51   14.22  12.93   11.63  10.34    9.05   7.76    6.46   5.17    3.88  2.59  1.29
   39     16.19   14.84  13.49   12.14  10.79    9.44   8.10    6.75   5.40    4.05  2.70  1.35
   40     16.93   15.52  14.11   12.70  11.29    9.88   8.47    7.05   5.64    4.23  2.82  1.41

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                       FEMALE - PREFERRED
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     17.71   16.23  14.76   13.28  11.81   10.33   8.86    7.38   5.90    4.43  2.95  1.48
   42     18.52   16.98  15.43   13.89  12.35   10.80   9.26    7.72   6.17    4.63  3.09  1.54
   43     19.38   17.77  16.15   14.54  12.92   11.31   9.69    8.08   6.46    4.85  3.23  1.62
   44     20.28   18.59  16.90   15.21  13.52   11.83  10.14    8.45   6.76    5.07  3.38  1.69
   45     21.19   19.42  17.66   15.89  14.13   12.36  10.60    8.83   7.06    5.30  3.53  1.77
   46     22.25   20.40  18.54   16.69  14.83   12.98  11.13    9.27   7.42    5.56  3.71  1.85
   47     22.94   21.03  19.12   17.21  15.29   13.38  11.47    9.56   7.65    5.74  3.82  1.91
   48     23.52   21.56  19.60   17.64  15.68   13.72  11.76    9.80   7.84    5.88  3.92  1.96
   49     24.11   22.10  20.09   18.08  16.07   14.06  12.06   10.05   8.04    6.03  4.02  2.01
   50     25.41   23.29  21.18   19.06  16.94   14.82  12.71   10.59   8.47    6.35  4.24  2.12
   51     26.12   23.94  21.77   19.59  17.41   15.24  13.06   10.88   8.71    6.53  4.35  2.18
   52     26.86   24.62  22.38   20.15  17.91   15.67  13.43   11.19   8.95    6.72  4.48  2.24
   53     27.63   25.33  23.03   20.72  18.42   16.12  13.82   11.51   9.21    6.91  4.61  2.30
   54     28.45   26.08  23.71   21.34  18.97   16.60  14.23   11.85   9.48    7.11  4.74  2.37
   55     29.31   26.87  24.43   21.98  19.54   17.10  14.66   12.21   9.77    7.33  4.89  2.44
   56     31.16   28.56  25.97   23.37  20.77   18.18  15.58   12.98  10.39    7.79  5.19  2.60
   57     32.18   29.50  26.82   24.14  21.45   18.77  16.09   13.41  10.73    8.05  5.36  2.68
   58     33.25   30.48  27.71   24.94  22.17   19.40  16.63   13.85  11.08    8.31  5.54  2.77
   59     34.40   31.53  28.67   25.80  22.93   20.07  17.20   14.33  11.47    8.60  5.73  2.87
   60     35.65   32.68  29.71   26.74  23.77   20.80  17.83   14.85  11.88    8.91  5.94  2.97
   61     36.98   33.90  30.82   27.74  24.65   21.57  18.49   15.41  12.33    9.25  6.16  3.08
   62     38.45   35.25  32.04   28.84  25.63   22.43  19.23   16.02  12.82    9.61  6.41  3.20
   63     40.02   36.69  33.35   30.02  26.68   23.35  20.01   16.68  13.34   10.01  6.67  3.34
   64     41.70   38.23  34.75   31.28  27.80   24.33  20.85   17.38  13.90   10.43  6.95  3.48
   65     43.47   39.85  36.23   32.60  28.98   25.36  21.74   18.11  14.49   10.87  7.25  3.62
   66     45.35   41.57  37.79   34.01  30.23   26.45  22.68   18.90  15.12   11.34  7.56  3.78
   67     47.36   43.41  39.47   35.52  31.57   27.63  23.68   19.73  15.79   11.84  7.89  3.95
   68     49.53   45.40  41.28   37.15  33.02   28.89  24.77   20.64  16.51   12.38  8.26  4.13
   69     49.67   45.53  41.39   37.25  33.11   28.97  24.84   20.70  16.56   12.42  8.28  4.14
   70     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   71     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.19   10.79  5.40  0.00
   72     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   75     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   76     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   77     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        FEMALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
    0
    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   11
   12
   13
   14
   15
   16
   17
   18
   19
   20      8.12    7.44   6.77    6.09   5.41    4.74   4.06    3.38   2.71    2.03  1.35  0.68
   21      8.42    7.72   7.02    6.32   5.61    4.91   4.21    3.51   2.81    2.11  1.40  0.70
   22      8.73    8.00   7.28    6.55   5.82    5.09   4.37    3.64   2.91    2.18  1.46  0.73
   23      9.05    8.30   7.54    6.79   6.03    5.28   4.53    3.77   3.02    2.26  1.51  0.75
   24      9.40    8.62   7.83    7.05   6.27    5.48   4.70    3.92   3.13    2.35  1.57  0.78
   25      9.77    8.96   8.14    7.33   6.51    5.70   4.89    4.07   3.26    2.44  1.63  0.81
   26     10.33    9.47   8.61    7.75   6.89    6.03   5.17    4.30   3.44    2.58  1.72  0.86
   27     10.93   10.02   9.11    8.20   7.29    6.38   5.47    4.55   3.64    2.73  1.82  0.91
   28     11.61   10.64   9.68    8.71   7.74    6.77   5.81    4.84   3.87    2.90  1.94  0.97
   29     12.29   11.27  10.24    9.22   8.19    7.17   6.15    5.12   4.10    3.07  2.05  1.02
   30     13.08   11.99  10.90    9.81   8.72    7.63   6.54    5.45   4.36    3.27  2.18  1.09
   31     13.86   12.71  11.55   10.40   9.24    8.09   6.93    5.78   4.62    3.47  2.31  1.16
   32     14.75   13.52  12.29   11.06   9.83    8.60   7.38    6.15   4.92    3.69  2.46  1.23
   33     15.64   14.34  13.03   11.73  10.43    9.12   7.82    6.52   5.21    3.91  2.61  1.30
   34     16.59   15.21  13.83   12.44  11.06    9.68   8.30    6.91   5.53    4.15  2.77  1.38
   35     17.66   16.19  14.72   13.25  11.77   10.30   8.83    7.36   5.89    4.42  2.94  1.47
   36     18.48   16.94  15.40   13.86  12.32   10.78   9.24    7.70   6.16    4.62  3.08  1.54
   37     19.33   17.72  16.11   14.50  12.89   11.28   9.67    8.05   6.44    4.83  3.22  1.61
   38     20.23   18.54  16.86   15.17  13.49   11.80  10.12    8.43   6.74    5.06  3.37  1.69
   39     21.18   19.42  17.65   15.89  14.12   12.36  10.59    8.83   7.06    5.30  3.53  1.77
   40     22.17   20.32  18.48   16.63  14.78   12.93  11.09    9.24   7.39    5.54  3.70  1.85

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                                PARK AVENUE LIFE
           SURRENDER CHARGE RATES BY ISSUE AGE AND DURATION PER $1000
                                  NEW YORK ONLY

-----------------------------------------------------------------------------------------------
                                        FEMALE - STANDARD
-----------------------------------------------------------------------------------------------
issue                                         Duration
age         1       2      3       4      5       6      7       8      9      10     11    12
-----------------------------------------------------------------------------------------------
   41     22.80   20.90  19.00   17.10  15.20   13.30  11.40    9.50   7.60    5.70  3.80  1.90
   42     23.36   21.41  19.47   17.52  15.57   13.63  11.68    9.73   7.79    5.84  3.89  1.95
   43     23.95   21.95  19.96   17.96  15.97   13.97  11.98    9.98   7.98    5.99  3.99  2.00
   44     24.56   22.51  20.47   18.42  16.37   14.33  12.28   10.23   8.19    6.14  4.09  2.05
   45     25.19   23.09  20.99   18.89  16.79   14.69  12.60   10.50   8.40    6.30  4.20  2.10
   46     25.87   23.71  21.56   19.40  17.25   15.09  12.94   10.78   8.62    6.47  4.31  2.16
   47     26.58   24.37  22.15   19.94  17.72   15.51  13.29   11.08   8.86    6.65  4.43  2.22
   48     27.32   25.04  22.77   20.49  18.21   15.94  13.66   11.38   9.11    6.83  4.55  2.28
   49     28.11   25.77  23.43   21.08  18.74   16.40  14.06   11.71   9.37    7.03  4.69  2.34
   50     28.93   26.52  24.11   21.70  19.29   16.88  14.47   12.05   9.64    7.23  4.82  2.41
   51     29.80   27.32  24.83   22.35  19.87   17.38  14.90   12.42   9.93    7.45  4.97  2.48
   52     30.71   28.15  25.59   23.03  20.47   17.91  15.36   12.80  10.24    7.68  5.12  2.56
   53     31.68   29.04  26.40   23.76  21.12   18.48  15.84   13.20  10.56    7.92  5.28  2.64
   54     32.70   29.98  27.25   24.53  21.80   19.08  16.35   13.63  10.90    8.18  5.45  2.73
   55     33.77   30.96  28.14   25.33  22.51   19.70  16.89   14.07  11.26    8.44  5.63  2.81
   56     34.91   32.00  29.09   26.18  23.27   20.36  17.46   14.55  11.64    8.73  5.82  2.91
   57     36.12   33.11  30.10   27.09  24.08   21.07  18.06   15.05  12.04    9.03  6.02  3.01
   58     37.41   34.29  31.18   28.06  24.94   21.82  18.71   15.59  12.47    9.35  6.24  3.12
   59     38.79   35.56  32.33   29.09  25.86   22.63  19.40   16.16  12.93    9.70  6.47  3.23
   60     40.27   36.91  33.56   30.20  26.85   23.49  20.14   16.78  13.42   10.07  6.71  3.36
   61     41.87   38.38  34.89   31.40  27.91   24.42  20.94   17.45  13.96   10.47  6.98  3.49
   62     43.59   39.96  36.33   32.69  29.06   25.43  21.80   18.16  14.53   10.90  7.27  3.63
   63     45.44   41.65  37.87   34.08  30.29   26.51  22.72   18.93  15.15   11.36  7.57  3.79
   64     47.40   43.45  39.50   35.55  31.60   27.65  23.70   19.75  15.80   11.85  7.90  3.95
   65     49.17   45.07  40.98   36.88  32.78   28.68  24.59   20.49  16.39   12.29  8.20  4.10
   66     49.21   45.11  41.01   36.91  32.81   28.71  24.61   20.50  16.40   12.30  8.20  4.10
   67     49.25   45.15  41.04   36.94  32.83   28.73  24.63   20.52  16.42   12.31  8.21  4.10
   68     49.31   45.20  41.09   36.98  32.87   28.76  24.66   20.55  16.44   12.33  8.22  4.11
   69     49.39   45.27  41.16   37.04  32.93   28.81  24.70   20.58  16.46   12.35  8.23  4.12
   70     49.49   45.37  41.24   37.12  32.99   28.87  24.75   20.62  16.50   12.37  8.25  4.12
   71     49.63   45.49  41.36   37.22  33.09   28.95  24.82   20.68  16.54   12.41  8.27  4.14
   72     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.60   12.45  8.30  4.15
   73     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   74     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   75     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   76     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   77     49.81   45.66  41.51   37.36  33.21   29.06  23.92   17.94  11.96    5.98  0.00  0.00
   78     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   79     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00
   80     49.80   45.65  41.50   37.35  33.20   29.05  24.90   20.75  16.31   10.87  5.44  0.00